Fair Value of Financial Instruments and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of interest rate swap transactions	December 31, 2022. Details of interest rate swap contracts entered into as of December 31, 2021 are presented in the table below:

				Notional amount
Counterparty (1)	Inception	Expiry	Fixed Rate	December 31, 2021	December 31, 2022
SAFE BULKERS	March 4, 2020	September 30, 2024	0.9900%	10,000	—
SAFE BULKERS	March 4, 2020	September 30, 2024	0.9000%	10,000	—
SAFE BULKERS	March 9, 2020	September 30, 2024	0.8000%	10,000	—
SAFE BULKERS	March 10, 2020	September 30, 2024	0.6500%	20,000	—
SAFE BULKERS (2)	March 30, 2020	September 30, 2024	0.6000%	10,000	—
SAFE BULKERS	May 5, 2020	May 5, 2025	0.4000%	10,000	—
SAFE BULKERS	July 10, 2020	May 5, 2025	0.4000%	10,000	—
SAFE BULKERS	July 10, 2020	May 5, 2025	0.3800%	10,000	—
SAFE BULKERS	July 14, 2020	May 5, 2025	0.3800%	10,000	—
SAFE BULKERS	June 4, 2020	June 4, 2025	0.5000%	10,000	—
SAFE BULKERS	June 11, 2020	June 11, 2025	0.4500%	10,000	—
SAFE BULKERS	June 15, 2020	June 15, 2025	0.4000%	10,000	—
SAFE BULKERS	June 30, 2020	June 30, 2025	0.4250%	10,000	—
SAFE BULKERS	July 1, 2020	July 1, 2025	0.3800%	10,000	—
SAFE BULKERS	July 9, 2020	July 9, 2025	0.3600%	10,000	—
SAFE BULKERS	July 16, 2020	July 16, 2025	0.3500%	10,000	—
SAFE BULKERS	July 30, 2020	July 30, 2025	0.3300%	10,000	—
SAFE BULKERS	August 3, 2020	August 3, 2025	0.3700%	10,000	—
SAFE BULKERS	February 22, 2021	December 31, 2025	0.7450%	30,000	—
SAFE BULKERS	May 10, 2021	May 11, 2026	0.9500%	50,000	—
SAFE BULKERS	July 21, 2021	July 21, 2026	0.8290%	10,000	—
SAFE BULKERS	July 22, 2021	July 22, 2026	0.7700%	20,000	—
Total				$300,000	$—

(1) Under all above swap transactions, the counterparty bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month USD LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.
(2) The notional amounts of the above transactions are reduced during the term of the swap transactions based on the expected principal outstanding under the respective facility.

Schedule of derivatives not designated as hedging instruments
Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of operations are shown below:

Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022
Bunker Fuel	Derivative assets/ Current assets	$9	$343	$—	$—
Forward Freight	Derivative assets/ Current assets	1,139	755	—	—
Interest Rate	Derivative assets / Non-current assets	5,879	—	—	—
Foreign Currency	Derivative assets / Non-current assets	—	1,156	—	—
Bunker Fuel	Derivative liabilities / Current liabilities	—	—	258	—
Forward Freight	Derivative liabilities / Current liabilities	—	—	156	—
Foreign Currency	Derivative liabilities / Non-current liabilities	—	—	—	307
	Total Derivatives	$7,027	$2,254	$414	$307

Summary of (loss) / gain recognized on derivatives

	Amount of (Loss)/Gain Recognized on Derivatives Year ended December 31,
	2020	2021	2022
Forward Freight	$(174)	$(3,227)	$7,066
Foreign Currency	99	(99)	862
Interest Rate Contracts	(1,379)	6,474	5,327
Bunker Fuel Contracts	151	(960)	(4,532)
Net (Loss)/Gain Recognized	$(1,303)	$2,188	$8,723

Schedule of valuation of company's financial instruments	The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2021 and December 31, 2022.

	Significant Other Observable Inputs (Level 2)
	December 31, 2021	December 31, 2022
Derivative instruments – asset position	$7,027	$2,254
Derivative instruments – liability position	414	307